iShares
®
Asia 50 ETF
Schedule of Investments
(unaudited)
December 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
China  — 35.0%
Agricultural Bank of China Ltd., Class H .......... 14,292,000 $ 10,632,155
Alibaba Group Holding Ltd. .................. 3,985,500 73,177,593
Baidu, Inc., Class A
(a)
...................... 1,014,400 16,682,024
Bank of China Ltd., Class H .................. 37,965,000 21,766,368
Bank of Communications Co. Ltd., Class H ....... 9,614,000 7,980,037
BeOne Medicines Ltd., Class H
(a)
.............. 453,300 10,433,278
BYD Co. Ltd., Class H ..................... 1,732,600 21,173,683
China Construction Bank Corp., Class H ......... 44,945,960 44,487,970
China Merchants Bank Co. Ltd., Class H ......... 1,545,000 10,510,471
Industrial & Commercial Bank of China Ltd., Class H . 36,441,115 29,488,361
JD.com, Inc., Class A ...................... 1,333,350 19,172,548
Kuaishou Technology, Class W
(b)
.............. 1,289,800 10,662,014
Meituan, Class B
(a)(b)
....................... 2,526,580 33,482,718
NetEase, Inc. ........................... 779,000 21,442,109
PetroChina Co. Ltd., Class H ................. 9,546,000 10,289,616
Ping An Insurance Group Co of China Ltd., Class H .. 2,965,500 24,909,315
Tencent Holdings Ltd. ...................... 2,497,900 191,697,668
Trip.com Group Ltd. ....................... 284,700 20,413,384
Xiaomi Corp., Class B
(a)(b)
................... 8,003,830 40,393,958
618,795,270
a
Hong Kong  — 5.6%
AIA Group Ltd. .......................... 4,834,200 49,758,873
CK Hutchison Holdings Ltd. .................. 1,350,648 9,182,320
Hong Kong Exchanges & Clearing Ltd. .......... 429,100 22,451,091
Sun Hung Kai Properties Ltd. ................. 760,500 9,260,067
Techtronic Industries Co. Ltd. ................. 708,500 8,149,966
98,802,317
a
Singapore  — 5.5%
DBS Group Holdings Ltd. ................... 908,360 39,790,364
Oversea-Chinese Banking Corp. Ltd. ........... 1,748,674 26,865,269
Singapore Telecommunications Ltd. ............ 3,346,600 11,840,265
United Overseas Bank Ltd. .................. 653,700 17,803,857
96,299,755
a
South Korea  — 19.4%
Celltrion, Inc. ............................ 72,385 9,083,113
Doosan Enerbility Co. Ltd.
(a)
.................. 197,731 10,342,134
Hanwha Aerospace Co. Ltd. ................. 14,872 9,712,154
Hyundai Motor Co. ........................ 61,052 12,607,721
KB Financial Group, Inc. .................... 161,142 13,871,858
Kia Corp. .............................. 114,166 9,678,251
NAVER Corp. ........................... 64,916 10,912,474
Samsung Electronics Co. Ltd. ................ 2,013,519 168,762,874
Shinhan Financial Group Co. Ltd. .............. 209,717 11,167,374
SK hynix, Inc. ........................... 193,101 87,451,159
343,589,112
a
Security Shares Value
a
Taiwan  — 32.4%
ASE Technology Holding Co. Ltd. .............. 1,581,000 $ 12,466,053
Cathay Financial Holding Co. Ltd. .............. 4,523,235 10,910,877
Chunghwa Telecom Co. Ltd. ................. 1,816,551 7,550,502
CTBC Financial Holding Co. Ltd. .............. 9,026,359 14,422,227
Delta Electronics, Inc. ...................... 884,000 26,965,478
Fubon Financial Holding Co. Ltd. .............. 4,156,304 12,720,982
Hon Hai Precision Industry Co. Ltd. ............. 5,572,052 40,844,918
MediaTek, Inc. ........................... 727,112 33,014,659
Quanta Computer, Inc. ..................... 1,292,000 11,158,854
Taiwan Semiconductor Manufacturing Co. Ltd. ..... 8,029,343 394,700,466
United Microelectronics Corp. ................ 5,281,000 8,246,734
573,001,750
a
Total Common Stocks — 97.9%
(Cost: $1,255,745,227) ............................... 1,730,488,204
a
Preferred Stocks
South Korea  — 1.4%
Hyundai Motor Co., Series 1, Preference Shares, NVS 9,691 1,388,834
Hyundai Motor Co., Series 2, Preference Shares, NVS 15,726 2,323,275
Samsung Electronics Co. Ltd., Preference Shares,
NVS ................................ 327,649 20,337,425
24,049,534
a
Total Preferred Stocks — 1.4%
(Cost: $17,799,125) ................................. 24,049,534
a
Total Long-Term Investments — 99.3%
(Cost: $1,273,544,352) ............................... 1,754,537,738
a
Short-Term Securities
Money Market Funds  —  1.9%
BlackRock Cash Funds: Treasury, SL Agency Shares,
3.72%
(c)(d)
............................ 33,710,276 33,710,276
a
Total Short-Term Securities — 1.9%
(Cost: $33,710,276) ................................. 33,710,276
Total Investments —  101.2%
(Cost: $1,307,254,628) ............................... 1,788,248,014
Liabilities in Excess of Other Assets — (1.2)% ............... (20,346,280)
Net Assets — 100.0% ................................. $ 1,767,901,734
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Asia 50 ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
  Shares Held
at 12/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares
(a)
.. $ — $ 30
(b)
$ — $ (30) $ — $ — — $ 4,046
(c)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... 360,000 33,350,276
(b)
— — — 33,710,276 33,710,276 52,220 —
$ (30) $ —
$ 33,710,276
$ 56,266 $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
FTSE Taiwan Index ................................................................... 40 01/29/26 $ 3,786 $ 40,937
MSCI China Index .................................................................... 101 03/20/26 3,420 (1,244)
MSCI Emerging Markets Index ............................................................ 30 03/20/26 2,117 2,396
$ 42,089

iShares
®
Asia 50 ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2025
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ —  $ 1,730,488,204  $ —  $ 1,730,488,204
Preferred Stocks ......................................... —  24,049,534  —  24,049,534
Short-Term Securities
Money Market Funds ...................................... 33,710,276  —  —  33,710,276
$ 33,710,276  $ 1,754,537,738  $ —  $ 1,788,248,014
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 43,333  $ —  $ —  $ 43,333
Liabilities
Equity Contracts ........................................... (1,244) —  —  (1,244)
$ 42,089  $ —  $ —  $ 42,089
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
Fair Value Hierarchy as of Period End (continued)